Document and Entity Information	Aug. 12, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity File Number	0-26056
Entity Registrant Name	AUTOSCOPE TECHNOLOGIES CORP
Entity Central Index Key	0000943034
Entity Tax Identification Number	86-3685595
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	Spruce Tree Centre, Suite 400
Entity Address, Address Line Two	1600 University Avenue West
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55104
City Area Code	(651)
Local Phone Number	603-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AATC
Security Exchange Name	NASDAQ
Rights [Member]
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	AATC
Security Exchange Name	NASDAQ